Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	860,000,000	860,000,000
Ordinary shares, issued	230,036,532	58,730,507
Ordinary shares, outstanding	213,811,644	42,505,619
Treasury shares, ordinary shares at cost	16,224,888	16,224,888
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	40,000,000	40,000,000
Ordinary shares, issued	7,206,059	7,206,059
Ordinary shares, outstanding	7,206,059	7,206,059